CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (2,296)	$ (3,399)	$ (2,752)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	48	43	24
Amortization	10	12	9
Provision for expected credit losses	1	7	2
Gain on disposal or receipt of principal repayment from investment in securities		(76)
Changes in the fair value of investment in equity securities recognized at fair value	161	2,110	(409)
Unrealized foreign exchange (gain) loss	601	(85)	1,022
Other			3
Net changes in:
Accounts receivable	85	(35)	64
Prepaid expenses	(16)	7	341
Prepaid licensing and royalty fees	(122)	152	(142)
Prepaid pension assets	(37)	9	(59)
Other assets	(284)	272	(141)
Accounts payable	(6)	(9)	(66)
Accrued expenses	(437)	31	(284)
Other liabilities	(41)	(232)	(121)
Net cash used in operating activities	(2,333)	(1,193)	(2,509)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment in securities	(1,063)	(105)
Purchases of property, plant and equipment	(46)	(52)	(52)
Increase in intangible assets	(4)	(6)	(18)
Proceeds from disposal or receipt of principal repayment from investment in securities		1,000
Net cash provided by (used in) investing activities	(1,113)	837	(70)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	(243)	32	(75)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,689)	(324)	(2,654)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	38,783	39,107	41,761
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 35,094	$ 38,783	$ 39,107